Notes to the consolidated balance sheet - Derivatives (Details) € / shares in Units, € in Millions				6 Months Ended	12 Months Ended
	Nov. 28, 2022 D € / shares shares	Nov. 22, 2022 EUR (€) € / shares shares	Jul. 01, 2022 € / shares shares	Jun. 30, 2023 € / shares shares	Dec. 31, 2022 € / shares shares	Jun. 30, 2022
BSA 2022
Disclosure of detailed information about borrowings [line items]
Number of BSA issued					2,266,023
Number of shares per BSA | shares					1
Subscription premium price per share (€)					€ 0.01
Exercise price (in euros)					€ 4.02
Number of BSA outstanding | shares	2,266,023			2,266,023	2,266,023
Stock price (€)	4.13			3.69	4.48	3.69
Maturity (years)	12 years			11 years 4 months 24 days	11 years 10 months 24 days
Volatility	68.00%			68.00%	68.00%
Cap of the put option (m€)	25.0			25.0	25.0
Fair Value (k€)	€ 9,469			€ 8,254	€ 9,876
Unit fair value (€)	0.0418			0.0364	0.0436
Warrant agreement with the European Investment Bank | Derivatives
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares		2,266,023
Percentage of Company's share capital outstanding, issued as warrants		5.40%
Exercise price of warrant		€ 4.0152
Maximum potential gross proceeds from exercise of warrants | €		€ 9.1
Transactions costs | €		€ 56.0
Threshold trading days of warrants | D	90
Subscription premium price per share (€)			€ 0.01
Maturity term of warrants			12 years
Number of shares entitled per warrant | shares			1
Measurement period for share price to determine number of instruments granted			180 days